Form N-1A Supplement	Oct. 23, 2025
STKd 100% Bitcoin & 100% Gold ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus,

Prospectus and

Statement of Additional Information (“SAI”),

each dated July 29, 2025

Effective immediately, the defined term “Underlying Funds” included throughout the Fund’s Summary Prospectus, Prospectus and SAI is revised to include exchange-traded funds (“ETFs”) that are registered under the Investment Company Act of 1940, as amended.